Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of reconciliation of the expected statutory federal income tax provision to the actual income tax provision

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax provision (in thousands):

	Year ended December 31,
	2011	2012
Expected income tax benefit at federal statutory tax rate	$(2,077)	$(6,021)
State income taxes, net of federal benefit	(320)	(1,019)
Permanent items	277	82
Research credits	(1,096)	(477)
Removal of net operating losses and research and development credits	3,014	6,774
Change in valuation allowance	202	661

Income tax (benefit) expense	$—	$—

Summary of significant components of deferred tax assets

The following table summarizes the significant components of deferred tax assets (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Depreciation and amortization	$606	$630
Deferred revenue	—	564
Accrued expenses and reserves	329	402

Total deferred tax assets	935	1,596
Valuation allowance	(935)	(1,596)

Net deferred tax assets	$—	$—